Additional Information of Statement of Cash Flows - Changes in Liabilities Arising from Financial Activities (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Interest expenses	₩ 607,458	₩ 439,826	₩ 638,797
Short-term borrowings [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning	5,110,424	5,194,395
Changes from financing cash flows	1,764,569	(329,897)
The effect of changes in foreign exchange rates	(41,873)	245,926
Changes in fair values	0
Ending	6,833,120	5,110,424	5,194,395
Long-term borrowings [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning	16,630,792	15,303,212
Changes from financing cash flows	415,692	639,414
Changes arising from obtaining or losing control of subsidiaries or other business	142,290	41,359
The effect of changes in foreign exchange rates	355,540	689,078
Changes in fair values	(85,790)	(54,057)
Interest expense		11,786
Interest expenses	14,018
Ending	17,472,542	16,630,792	15,303,212
Dividend payable [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning	4,046	2,703
Changes from financing cash flows	(1,234,899)	(1,327,414)
Decrease in retained earnings	1,138,107	1,259,272
Decrease in non-controlling interest	97,117	69,485
Ending	4,371	4,046	2,703
Lease liabilities [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning	778,014	739,675
Changes from financing cash flows	(268,082)	(281,288)
Changes arising from obtaining or losing control of subsidiaries or other business	193,572
The effect of changes in foreign exchange rates	(96,771)	57,814
Interest expense		22
Interest expenses	34,935
Increase in lease assets	181,814	261,791
Ending	823,482	778,014	739,675
Derivatives that hedge long-term borrowings [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning	107,982	178,988
Changes from financing cash flows	102,973	(11,338)
Changes in fair values	(19,458)	(59,668)
Ending	₩ 191,497	₩ 107,982	₩ 178,988